Stock-Based Compensation - Stock Option Plan - Summary of Stock Option and Restricted Stock Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Available for Grant [Roll Forward]
Number of shares available for grant, grants in period		1,976,750	1,136,650	960,525
Number of shares underlying outstanding options, cancelled/forfeited		(837,332)	(448,617)	(231,430)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares underlying outstanding options, beginning balance	4,734,616	3,605,333	3,210,400	2,790,646
Number of shares available for grant, grants in period		1,976,750	1,136,650	960,525
Number of shares underlying outstanding options, exercises		(10,135)	(293,100)	(309,341)
Number of shares underlying outstanding options, cancelled/forfeited		(837,332)	(448,617)	(231,430)
Number of shares underlying outstanding options, ending balance		4,734,616	3,605,333	3,210,400
Number of shares underlying outstanding options, exercisable		2,659,741
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per share, beginning balance	$ 19.34	$ 22.66	$ 20.41	$ 19.31
Weighted average exercise price per share, granted		14.53	28.30	21.75
Weighted average exercise price per share, exercised		11.76	15.45	12.88
Weighted average exercise price per share, cancelled/forfeited		22.40	25.59	22.76
Weighted average exercise price per share, ending balance		19.34	22.66	20.41
Weighted average exercise price per share, exercisable		21.31
Granted (in dollars per share)		$ 8.29	$ 16.35	$ 13.59
Weighted average remaining contractual life, outstanding		6 years 2 months 12 days
Weighted average remaining contractual life, exercisable		3 years 10 months 24 days
Aggregate intrinsic value, exercised		$ 45	$ 1,519	$ 7,073
Aggregate intrinsic value, outstanding		7,762
Aggregate intrinsic value, exercisable		$ 3,433
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Available for Grant [Roll Forward]
Forfeited (in shares)		(192,731)	(172,468)	(81,905)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Restricted stock awards granted (in shares)		1,640,275	373,500	435,525
Restricted stock units, forfeited (in shares)		(192,731)	(172,468)	(81,905)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Granted (in dollars per share)		$ 12.78	$ 28.37	$ 22.08
2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)		$ 16.23	$ 20.13	$ 35.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Available for Grant [Roll Forward]
Number of shares available for grant, grants in period		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares available for grant, grants in period		0
Restricted stock awards granted (in shares)		0
2014 Inducement Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Available for Grant [Roll Forward]
Number of shares available for grant, grants in period	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares available for grant, grants in period	0
2014 Equity Incentive Plan | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Restricted stock awards granted (in shares)	1,261,225	1,640,275